Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024.

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Money market fund	$—	$5,661,855	$—	$5,661,855
Mutual funds	158,225,516	—	—	158,225,516
Common stock	14,539,556	—	—	14,539,556
Total assets included in the fair value hierarchy	$172,765,072	$5,661,855	$—	178,426,927
Investments measured at NAV (a)				5,319,786
Total investments at fair value				$183,746,713

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Money market fund	$—	$8,662,962	$—	$8,662,962
Mutual funds	133,134,335	—	—	133,134,335
Common stock	12,934,398	—	—	12,934,398
Total assets included in the fair value hierarchy	$146,068,733	$8,662,962	$—	154,731,695
Investments measured at NAV (a)				6,227,287
Total investments at fair value				$160,958,982
(a)Investments reported at NAV as a practical expedient to estimate fair value include a common collective trust fund. The investment has not been classified in the fair value hierarchy. The fair value amounts presented in the above tables are intended to permit reconciliation of the fair value hierarchy to investments at fair value presented in the Statements of Net Assets Available for Benefits.
The following table for December 31, 2025 and 2024 sets forth a summary of the Plan's investments reported at NAV as a practical expedient to estimate fair value:

	December 31, 2025
Investment	Fair Value	Unfunded commitment	Redemption frequency	Redemption notice period
Common collective trust fund	$5,319,786	$—	(b)	(b)

	December 31, 2024
Investment	Fair Value	Unfunded commitment	Redemption frequency	Redemption notice period
Common collective trust fund	$6,227,287	$—	(b)	(b)
(b)The NAV of the common collective trust fund (the “Fund”) is determined each business day (valuation date) by the fund trustee. Contributions to the Fund may be made daily at the current NAV and are considered as made immediately after the daily valuation. Withdrawals from the Fund for benefit payments and participant transfers to noncompeting options to be paid to plan participants shall be made within 30 days after written notification has been received and are considered as made immediately after the next valuation date subsequent to the fund trustee's approval. Withdrawals, other than for benefit payments and participant transfers to noncompeting options, require a ninety day advance written notice. Included in this advance written notice requirement are full or partial withdrawals of assets invested in the Fund resulting from plan sponsor directed actions.